Summary of Significant Accounting Policies - Other Accrued Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Legal expenses	$ 1,873
Operating lease liability - short term portion	296	$ 257	$ 208
Daewoong vial usage	91	202
Remaining other accrued expenses	675	281
Total other accrued expenses	$ 2,934	$ 740	$ 697